Morgan Stanley Intermediate Income Securities
LETTER TO THE SHAREHOLDERS / / FEBRUARY 28, 2002

Dear Shareholder:
The U.S. economy had already slowed considerably before the beginning of the six-month period ended February 28, 2002. The terrorist attacks on September 11 provided an additional shock to an already weakened economy. Initial unemployment claims rose from about 400,000 per week to some 500,000. Industrial production continued contracting and consumer confidence fell.

The Federal Reserve Board responded with additional cuts in the federal funds rate, reducing it from 3.50 percent to 1.75 percent during the period. A series of federal spending responses to the September attacks augmented a $1.3 trillion tax reduction that had been passed earlier in the year. Together these responses virtually ensured that the weakness of the economy would be brief. By the end of February, it appeared that the economy was beginning to recover. Evidence to support this view included a fall in jobless claims, an increase in manufacturing orders and a steadying of consumer confidence.

Fixed-Income Overview
With economic weakness and the reductions in the federal funds rate, some U.S. Treasury rates fell to their lowest levels in years. Treasury bills, for example, yielded less than 2 percent. By mid November, however, market participants began to sense a turn in the economy and rates rose. On balance, intermediate-term rates declined modestly during the period, with the yield on five-year Treasuries falling from 4.38 percent to 4.19 percent. Longer-term rates ended the period at moderately higher levels.

For nongovernment securities the picture was much different. Yields actually rose after September 11, resulting in corporate securities dramatically underperforming Treasuries, primarily because of concerns about corporate credit quality. As the period progressed, most credits improved in line with expectations for an improved economy. Bonds issued by firms that used (or were believed to have used) aggressive accounting practices were adversely affected in the post-Enron environment. Most of these had sound core businesses that enabled them to raise needed capital. For some weaker credits, reduced access to capital led to default.

Performance and Portfolio Strategy
For the six-month period ended February 28, 2002, Morgan Stanley Intermediate Income Securities' Class B shares returned 1.22 percent, compared to 2.88 percent for the Lehman Brothers Intermediate U.S. Government/Credit Index.* For the same period, the Fund's Class A, C and D shares posted total returns

----------------
* The Lehman Brothers Intermediate U.S. Government/Credit Index tracks the performance of U.S. government and corporate obligations, including U.S. government agency and Treasury securities, and corporate and Yankee bonds with maturities of 1 to 10 years. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley Intermediate Income Securities
LETTER TO THE SHAREHOLDERS / / FEBRUARY 28, 2002 CONTINUED

of 2.37 percent, 1.33 percent and 1.63 percent, respectively. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

The Fund's performance during the period was adversely affected by several corporate holdings that performed poorly in the market environment described. One holding, Frontier, which had been purchased as an investment-grade security, defaulted. Others, including Calpine, were able to raise capital to avoid that outcome. The Fund benefited otherwise from its corporate holdings and timely responses to changes in interest rates.

Looking Ahead
While the events of September 11 indelibly affected the national psyche, their impact on the economy appears to have been less permanent. We believe that the aftereffects of the Enron debacle may ultimately prove more significant to the economy and the markets. We anticipate that one long-term consequence will be a greater transparency in corporate reporting standards, allowing for a higher level of investor confidence in the quality of information provided.

Our view of the fixed-income market as of the end of February is that securities paying yields that currently are generous relative to those available from Treasury securities are likely to offer good value.

We appreciate your ongoing support of Morgan Stanley Intermediate Income Securities and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT

Morgan Stanley Intermediate Income Securities
FUND PERFORMANCE / / FEBRUARY 28, 2002

                                    Average Annual Total Returns
   ----------------------------------------------------------------------------------------------
                     Class A*                                         Class B**
   --------------------------------------------     ---------------------------------------------
   Period Ended 2/28/02                             Period Ended 2/28/02
   -------------------------                        -------------------------
   1 Year                      5.81%(1)  1.31%(2)   1 Year                     4.41%(1)    (0.59)%(2)
   Since Inception
    (7/28/1997)                5.05%(1)  4.06%(2)   5 Years                    4.64%(1)    4.32%(2)
                                                    10 Years                   5.17%(1)    5.17%(2)

                     Class C+                                         Class D++
   --------------------------------------------     ---------------------------------------------
   Period Ended 2/28/02                             Period Ended 2/28/02
   -------------------------                        -------------------------
   1 Year                      4.52%(1)  3.52%(2)   1 Year                     5.29%(1)
   Since Inception                                  Since Inception
    (7/28/1997)                4.23%(1)  4.23%(2)    (7/28/1997)               5.07%(1)

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
 *   THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 4.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
 + THE MAXIMUM CDSC FOR CLASS C SHARES IS 1.0% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D SHARES HAVE NO SALES CHARGE.

Morgan Stanley Intermediate Income Securities
PORTFOLIO OF INVESTMENTS / / FEBRUARY 28, 2002 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                  COUPON        MATURITY
THOUSANDS                                   RATE           DATE             VALUE

-------------------------------------------------------------------------------------

           Corporate Bonds (38.8%)
           AEROSPACE (1.8%)
 $   425   Lockheed Martin Corp..........  7.25%         05/15/06        $    455,130
     395   Northrop Grumman Corp.........  7.00          03/01/06             413,668
     385   Raytheon Co...................  8.20          03/01/06             420,410
     699   Systems 2001 Asset Trust -
            144A*........................  6.664         09/15/13             732,385
                                                                         ------------
                                                                            2,021,593
                                                                         ------------
           AIR FREIGHT/COURIERS (0.3%)
     280   Fedex Corp....................  7.25          02/15/11             291,182
                                                                         ------------
           AIRLINES (0.1%)
     120   Southwest Airlines Corp.......  5.496         11/01/06             119,998
                                                                         ------------
           ALTERNATIVE POWER GENERATION (0.3%)
     460   Calpine Corp..................  8.50          02/15/11             331,271
                                                                         ------------
           AUTO PARTS: O.E.M. (1.1%)
     265   Dana Corp. - 144A*............  9.00          08/15/11             242,655
     365   Delphi Automotive System
            Corp.........................  6.125         05/01/04             372,173
     265   Johnson Controls, Inc.........  5.00          11/15/06             259,182
     295   TRW Inc.......................  7.625         03/15/06             311,546
                                                                         ------------
                                                                            1,185,556
                                                                         ------------
           BROADCASTING (0.5%)
     215   Clear Channel
            Communications, Inc..........  7.25          09/15/03             220,488
     300   Clear Channel
            Communications, Inc..........  7.65          09/15/10             309,151
                                                                         ------------
                                                                              529,639
                                                                         ------------
           CABLE/SATELLITE TV (2.2%)
     140   Charter Communications
            Holdings, Inc................  0.00          01/15/10              95,200
      80   Charter Communications
            Holdings, Inc. - 144A*.......  0.00          01/15/11              51,600
     450   Cox Communications, Inc.......  7.50          08/15/04             474,954
   1,475   Lenfest Communications Inc....  8.375         11/01/05           1,614,181
     170   TCI Communications, Inc.......  8.00          08/01/05             179,373
                                                                         ------------
                                                                            2,415,308
                                                                         ------------
           CASINO/GAMING (0.3%)
     290   Harrahs Operating
            Co., Inc.....................  8.00          02/01/11             308,686
                                                                         ------------
           COMPUTER PROCESSING HARDWARE (0.3%)
     310   Sun Microsystems, Inc.........  7.65          08/15/09             322,768
                                                                         ------------
           DEPARTMENT STORES (0.7%)
     450   Federated Department
            Stores, Inc.***..............  8.50          06/15/03             474,767

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Intermediate Income Securities
PORTFOLIO OF INVESTMENTS / / FEBRUARY 28, 2002 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON        MATURITY
THOUSANDS                                   RATE           DATE             VALUE

-------------------------------------------------------------------------------------

 $   130   May Department Stores Co......  6.875%        11/01/05        $    138,397
     155   May Department Stores Co......  5.95          11/01/08             157,005
                                                                         ------------
                                                                              770,169
                                                                         ------------
           DRUGSTORE CHAINS (0.4%)
     425   CVS Corp.***..................  5.625         03/15/06             430,634
                                                                         ------------
           ELECTRIC UTILITIES (1.6%)
     550   CMS Energy Corp.
            (Series B)***................  6.75          01/15/04             533,500
      55   Detroit Edison Co.............  6.125         10/01/10              54,485
     150   DTE Energy Co.................  7.05          06/01/11             158,123
     505   Progress Energy Inc...........  6.75          03/01/06             531,070
     500   PSEG Energy Holdings..........  9.125         02/10/04             496,760
                                                                         ------------
                                                                            1,773,938
                                                                         ------------
           ENVIRONMENTAL SERVICES (0.5%)
     475   USA Waste Services, Inc.......  7.125         10/01/07             491,255
                                                                         ------------
           FINANCE/RENTAL/LEASING (3.0%)
     625   American General Finance
            Corp.***.....................  5.875         07/14/06             641,047
   1,070   Ford Motor Credit Corp.***....  7.375         10/28/09           1,067,263
     590   Household Finance Corp........  6.40          06/17/08             591,257
     410   MBNA America Bank N.A.........  6.50          06/20/06             414,503
      31   Oil Purchase Co. - 144A*......  7.10          04/30/02              30,985
     525   Toyota Motor Credit Corp......  5.65          01/15/07             532,011
                                                                         ------------
                                                                            3,277,066
                                                                         ------------
           FINANCIAL CONGLOMERATES (0.8%)
     365   GS Escrow Corp................  7.125         08/01/05             363,132
     360   J.P. Morgan Chase & Co........  5.35          03/01/07             360,000
     115   Tyco Capital Corp.............  5.625         05/17/04             110,467
      60   Tyco Capital Corp.............  6.50          02/07/06              58,610
                                                                         ------------
                                                                              892,209
                                                                         ------------
           FINANCIAL PUBLISHING/SERVICES (0.2%)
     185   Reed Elsevier
            Capital, Inc.................  6.125         08/01/06             191,094
                                                                         ------------
           FOOD RETAIL (1.5%)
     185   Ahold Finance USA Inc.........  8.25          07/15/10             208,837
     425   Albertson's Inc...............  7.50          02/15/11             462,909
     450   Kroger Co.....................  7.625         09/15/06             491,844
     425   Kroger Co.....................  6.80          04/01/11             444,318
                                                                         ------------
                                                                            1,607,908
                                                                         ------------
           FOOD: MEAT/POULTRY/FISH (0.2%)
     230   Conagra Foods Inc.............  6.00          09/15/06             236,111
                                                                         ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Intermediate Income Securities
PORTFOLIO OF INVESTMENTS / / FEBRUARY 28, 2002 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON        MATURITY
THOUSANDS                                   RATE           DATE             VALUE

-------------------------------------------------------------------------------------

           FOODS: MAJOR DIVERSIFIED (0.5%)
 $   500   Unilever Capital Corp.........  6.875%        11/01/05        $    539,106
                                                                         ------------
           FOREIGN GOVERNMENT (0.2%)
     200   United Mexican States.........  8.625         03/12/08             220,800
                                                                         ------------
           GAS DISTRIBUTORS (1.2%)
     470   Consolidated Natural Gas
            Co...........................  5.375         11/01/06             466,434
     395   Nisource Finance Corp.........  7.625         11/15/05             396,117
     380   Ras Laffan Liquid Natural Gas
            Co. Ltd. - 144A* (Qatar).....  8.294         03/15/14             399,000
      77   Ras Laffan Liquid Natural Gas
            Co. Ltd. - 144A* (Qatar).....  7.628         09/15/06              80,751
                                                                         ------------
                                                                            1,342,302
                                                                         ------------
           HOME BUILDING (0.4%)
     210   Centex Corp...................  7.875         02/01/11             220,371
     220   Pulte Homes Corp. - 144A*.....  7.875         08/01/11             222,927
                                                                         ------------
                                                                              443,298
                                                                         ------------
           HOME IMPROVEMENT CHAINS (0.5%)
     520   Lowe's Companies Inc..........  7.50          12/15/05             566,999
                                                                         ------------
           HOSPITAL/NURSING MANAGEMENT (1.3%)
     515   HCA-The Healthcare Co.........  7.125         06/01/06             533,025
     460   Manor Care, Inc...............  8.00          03/01/08             477,250
     445   Tenet Healthcare Corp.........  5.375         11/15/06             441,989
                                                                         ------------
                                                                            1,452,264
                                                                         ------------
           HOTELS/RESORTS/CRUISELINES (0.6%)
     525   Hyatt Equitites LLC - 144A*...  7.00          05/15/02             526,634
     140   Marriott International Inc....  8.125         04/01/05             150,801
                                                                         ------------
                                                                              677,435
                                                                         ------------
           INDUSTRIAL CONGLOMERATES (0.9%)
     515   Honeywell
            International, Inc...........  5.125         11/01/06             509,433
     540   Tyco International Group
            S.A..........................  6.375         02/15/06             490,804
                                                                         ------------
                                                                            1,000,237
                                                                         ------------
           INTEGRATED OIL COMPANIES (0.3%)
     305   Conoco Inc....................  5.90          04/15/04             317,504
                                                                         ------------
           INVESTMENT BANKERS/BROKERS/SERVICES (1.9%)
     535   Credit Suisse F/B
            USA, Inc.***.................  5.875         08/01/06             553,252
     490   Goldman Sachs Group Inc.......  6.875         01/15/11             508,941
   1,000   Lehman Brothers
            Holdings, Inc................  6.125         07/15/03           1,034,279
                                                                         ------------
                                                                            2,096,472
                                                                         ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Intermediate Income Securities
PORTFOLIO OF INVESTMENTS / / FEBRUARY 28, 2002 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON        MATURITY
THOUSANDS                                   RATE           DATE             VALUE

-------------------------------------------------------------------------------------

           LIFE/HEALTH INSURANCE (1.7%)
 $   365   Equitable Life Assurance -
            144A*........................  6.95%         12/01/05        $    386,814
     475   John Hancock Global Funding II
            - 144A*......................  7.90          07/02/10             532,186
     500   Metropolitan Life Insurance
            Co. - 144A*..................  6.30          11/01/03             520,309
      80   Nationwide Mutual Insurance
            Co. - 144A*..................  6.50          02/15/04              83,460
     265   Prudential Funding LLC -
            144A*........................  6.60          05/15/08             275,378
                                                                         ------------
                                                                            1,798,147
                                                                         ------------
           MAJOR BANKS (0.5%)
     475   First Union National
            Bank***......................  7.80          08/18/10             527,449
                                                                         ------------
           MAJOR TELECOMMUNICATIONS (2.9%)
     445   AT&T Corp. - 144A*............  7.30          11/15/11             445,940
     580   Bellsouth Corp.***............  5.00          10/15/06             582,884
     360   France Telecom S.A.
            (France).....................  7.20          03/01/06             370,425
     400   Sprint Capital Corp. -
            144A*........................  6.00          01/15/07             367,682
     175   Telus Corp....................  8.00          06/01/11             185,303
     480   Verizon New England Inc.......  6.50          09/15/11             491,376
     275   WorldCom, Inc.................  7.875         05/15/03             274,165
     200   WorldCom, Inc.................  6.25          08/15/03             194,384
     280   WorldCom, Inc.................  7.50          05/15/11             269,782
                                                                         ------------
                                                                            3,181,941
                                                                         ------------
           MANAGED HEALTH CARE (1.4%)
     990   Aetna, Inc.***................  7.875         03/01/11           1,004,501
     270   UnitedHealth Group Inc........  7.50          11/15/05             292,064
     250   Wellpoint Health Network
            Inc..........................  6.375         06/15/06             258,455
                                                                         ------------
                                                                            1,555,020
                                                                         ------------
           MEDIA CONGLOMERATES (1.4%)
     220   AOL Time Warner Inc...........  6.75          04/15/11             224,244
     450   News American Holdings Inc....  8.625         02/01/03             467,657
     300   Time Warner Co., Inc..........  7.57          02/01/24             306,763
     550   Viacom Inc....................  6.40          01/30/06             570,065
                                                                         ------------
                                                                            1,568,729
                                                                         ------------
           MISCELLANEOUS (0.7%)
     735   Tiaa Global Markets - 144A*...  5.00          03/01/07             733,010
                                                                         ------------
           MOTOR VEHICLES (1.4%)
     455   DaimlerChrysler North America
            Holding Corp.................  8.00          06/15/10             488,310
   1,000   General Motors Corp.***.......  7.20          01/15/11           1,024,102
                                                                         ------------
                                                                            1,512,412
                                                                         ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Intermediate Income Securities
PORTFOLIO OF INVESTMENTS / / FEBRUARY 28, 2002 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON        MATURITY
THOUSANDS                                   RATE           DATE             VALUE

-------------------------------------------------------------------------------------

           MULTI-LINE INSURANCE (1.6%)
 $   545   AIG SunAmerica Global Finance
            - 144A* ***..................  6.30%         05/10/11        $    563,033
     250   Farmers Insurance Exchange -
            144A*........................  8.50          08/01/04             264,145
     500   Hartford Financial Services
            Group, Inc. (The)............  7.75          06/15/05             543,515
     335   Monumental Global Funding II -
            144A*........................  6.05          01/19/06             346,225
                                                                         ------------
                                                                            1,716,918
                                                                         ------------
           OIL & GAS PIPELINES (0.3%)
     340   Williams Companies, Inc.
            (The)........................  6.50          08/01/06             325,984
                                                                         ------------
           OIL & GAS PRODUCTION (0.2%)
     210   PEMEX Master Trust - 144A*....  7.875         02/01/09             216,930
                                                                         ------------
           RAILROADS (0.5%)
     535   Norfolk Southern Corp.........  7.875         02/15/04             572,234
                                                                         ------------
           REAL ESTATE DEVELOPMENT (0.4%)
     420   EOP Operating L.P.***.........  6.763         06/15/07             436,919
                                                                         ------------
           REAL ESTATE INVESTMENT TRUST (0.4%)
     425   Simon Property Group L.P......  6.375         11/15/07             424,277
                                                                         ------------
           SERVICES TO THE HEALTH INDUSTRY (0.1%)
     145   Anthem Insurance - 144A*......  9.125         04/01/10             158,842
                                                                         ------------
           SPECIALTY TELECOMMUNICATIONS (0.9%)
   2,000   Frontier Corp.................  7.25          05/15/04             160,000
     300   PCCW Hk Capital Ltd. -
            144A*........................  7.75          11/15/11             302,649
      90   Qwest Capital Funding Inc.....  7.75          08/15/06              84,565
     500   U.S. West
            Communications, Inc..........  5.625         11/15/08             429,535
                                                                         ------------
                                                                              976,749
                                                                         ------------
           WIRELESS COMMUNICATIONS (0.8%)
     500   AT&T Wireless
            Services, Inc.***............  7.875         03/01/11             519,803
     550   Nextel
            Communications, Inc..........  9.375         11/15/09             350,625
                                                                         ------------
                                                                              870,428
                                                                         ------------
           Total Corporate Bonds
            (COST $43,799,405).........................................    42,428,791
                                                                         ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Intermediate Income Securities
PORTFOLIO OF INVESTMENTS / / FEBRUARY 28, 2002 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON        MATURITY
THOUSANDS                                   RATE           DATE             VALUE

-------------------------------------------------------------------------------------

           U.S. Government Agency & Obligations (37.0%)
.........   Federal National Mortgage
           Assoc.
 $   700   ..............................  5.50%            **           $    714,202
     548   ..............................  6.70          08/17/02             554,965
   2,000   ..............................  6.00             **              1,977,500
   7,000   ..............................  7.00             **              7,191,406
   2,426   ..............................  8.00     10/01/29 - 09/01/31     2,557,772
     900   Private Export Funding
            Corp.***.....................  6.86          04/30/04             940,176
   1,250   U.S. Treasury Note............  5.75          08/15/10           1,325,684
  23,025   U.S. Treasury Note***.........  6.75          05/15/05          25,132,316
                                                                         ------------
           Total U.S. Government & Agencies Obligations
            (COST $40,351,741).........................................    40,394,021
                                                                         ------------
           Mortgage-Backed Securities (21.2%)
.........   Federal Home Loan Mortgage
           Corp.
  16,000   ..............................  6.00             **             16,230,000
   6,230   ..............................  8.00     08/01/29 - 06/01/31     6,568,358
       3   ..............................  8.50          07/01/02               3,423
       3   ..............................  9.00          08/01/02               2,722
     336   GE Capital Commercial Mortgage
            Corp.........................  6.079         05/15/33             346,236
                                                                         ------------
           Total Mortgage-Backed Securities
            (COST $22,936,442).........................................    23,150,739
                                                                         ------------
           Asset-Backed Securities (5.3%)
           FINANCE/RENTAL/LEASING
     795   Chase Credit Card Master
            Trust........................  5.50          11/17/08             821,095
     600   Chase Manhattan Owners
            Trust........................  4.24          09/15/08             599,250
     700   Citibank Credit Card Master
            Trust........................  4.10          12/07/06             702,179
     475   Connecticut RRB Special
            Purpose Trust CL&P-1.........  5.36          03/30/07             493,101
     600   Daimler Chrysler Auto Trust...  6.82          09/06/04             618,913
     500   Honda Auto Receivables Owners
            Trust........................  3.50          10/15/05             500,589
     250   MBNA Master Credit Card
            Trust........................  6.40          01/18/05             254,914
     477   MMCA Automobile Trust.........  7.00          06/15/04             487,961
     400   Nissan Auto Receivables
            OwnersTrust..................  3.58          09/15/05             401,109
     325   Nissan Auto Receivables
            OwnersTrust..................  4.80          02/15/07             330,777
     600   Nordstrom Private Label Credit
            - 144A*......................  4.82          04/15/10             597,701
                                                                         ------------
           Total Asset-Backed Securities
            (COST $5,765,767)..........................................     5,807,589
                                                                         ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Intermediate Income Securities
PORTFOLIO OF INVESTMENTS / / FEBRUARY 28, 2002 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON        MATURITY
THOUSANDS                                   RATE           DATE             VALUE

-------------------------------------------------------------------------------------

           Short-Term Investment (21.1%)
           Repurchase Agreements
 $20,000   Joint repurchase agreement
           (dated 02/28/02; proceeds
           $20,001,053) (a)
           (COST $20,000,000)............  1.895%        03/01/02        $ 20,000,000
   3,051   The Bank of New York (dated
            02/28/02; proceeds
            $3,051,199) (b)
            (COST $3,051,056)............  1.6875        03/01/02           3,051,056
                                                                         ------------
           Total Short-Term Investments
            (IDENTIFIED COST $23,051,056)..............................    23,051,056
                                                                         ------------

         Total Investments
          (COST $135,904,411) (c)......      123.4%      134,832,196
         Other Assets In Excess Of
          Liabilities..................      (23.4)      (25,526,912)
                                             -----      ------------
         Net Assets....................      100.0%     $109,305,284
                                             =====      ============

---------------------

  *   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
 ** SECURITY WAS PURCHASED ON A FORWARD COMMITMENT BASIS WITH AN APPROXIMATE PRINCIPAL AMOUNT AND NO DEFINITE MATURITY DATE; THE ACTUAL PRINCIPAL AMOUNT AND MATURITY DATE WILL BE DETERMINED UPON SETTLEMENT.
 *** SOME OR ALL THESE SECURITIES ARE SEGREGATED IN CONNECTION WITH SECURITIES PURCHASED ON A FORWARD COMMITMENT BASIS.
 (A)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
 (B) COLLATERALIZED BY $3,169,052 U.S. TREASURY NOTE 3.50% DUE 11/15/06 VALUED AT $3,112,094.
 (C) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $1,420,960, AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $2,493,175, RESULTING IN NET UNREALIZED DEPRECIATION OF $1,072,215.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Intermediate Income Securities
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
FEBRUARY 28, 2002 (UNAUDITED)

Assets:
Investments in securities, at value (cost
 $135,904,411)....................................  $ 134,832,196
Receivable for:
  Investments sold................................      8,709,145
  Interest........................................      1,395,764
  Shares of beneficial interest sold..............        798,736
Prepaid expenses and other assets.................         63,703
                                                    -------------
    Total Assets..................................    145,799,544
                                                    -------------
Liabilities:
Payable for:
  Investments purchased...........................     35,923,454
  Shares of beneficial interest repurchased.......        328,116
  Distribution fee................................         66,023
  Investment management fee.......................         49,684
  Dividends and distributions to shareholders.....         23,275
Accrued expenses and other payables...............        103,708
                                                    -------------
    Total Liabilities.............................     36,494,260
                                                    -------------
    Net Assets....................................  $ 109,305,284
                                                    =============
Composition of Net Assets:
Paid-in-capital...................................  $ 124,777,414
Net unrealized depreciation.......................     (1,072,215)
Dividends in excess of net investment income......        (53,969)
Accumulated net realized loss.....................    (14,345,946)
                                                    -------------
    Net Assets....................................  $ 109,305,284
                                                    =============
Class A Shares:
Net Assets........................................     $4,742,311
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................        505,569
    Net Asset Value Per Share.....................  $        9.38
                                                    =============
    Maximum Offering Price Per Share,
    (NET ASSET VALUE PLUS 4.44% OF NET ASSET
     VALUE).......................................  $        9.80
                                                    =============
Class B Shares:
Net Assets........................................    $96,520,577
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................     10,373,836
    Net Asset Value Per Share.....................  $        9.30
                                                    =============
Class C Shares:
Net Assets........................................     $4,455,062
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................        478,020
    Net Asset Value Per Share.....................  $        9.32
                                                    =============
Class D Shares:
Net Assets........................................     $3,587,334
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................        385,775
    Net Asset Value Per Share.....................  $        9.30
                                                    =============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Intermediate Income Securities
FINANCIAL STATEMENTS CONTINUED

Statement of Operations
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 (UNAUDITED)

Net Investment Income:
Interest Income...................................  $2,916,252
                                                    ----------
Expenses
Distribution fee (Class A shares).................       5,371
Distribution fee (Class B shares).................     415,030
Distribution fee (Class C shares).................      18,300
Investment management fee.........................     329,074
Transfer agent fees and expenses..................      57,334
Professional fees.................................      28,223
Shareholder reports and notices...................      17,260
Registration fees.................................      12,342
Custodian fees....................................      10,369
Trustees' fees and expenses.......................       7,428
Other.............................................       6,198
                                                    ----------
    Total Expenses................................     906,929
                                                    ----------
    Net Investment Income.........................   2,009,323
                                                    ----------
Net Realized and Unrealized Gain (Loss):
Net realized gain.................................   1,743,106
Net change in unrealized appreciation.............  (2,384,017)
                                                    ----------
    Net Loss......................................    (640,911)
                                                    ----------
Net Increase......................................  $1,368,412
                                                    ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Intermediate Income Securities
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                             FOR THE SIX      FOR THE YEAR
                                            MONTHS ENDED          ENDED
                                          FEBRUARY 28, 2002  AUGUST 31, 2001
                                          -----------------  ---------------
                                             (UNAUDITED)
Increase (Decrease) in Net Assets:
Operations:
Net investment income...................    $  2,009,323      $  5,187,770
Net realized gain (loss)................       1,743,106        (2,925,576)
Net change in unrealized
 appreciation/depreciation..............      (2,384,017)        6,900,760
                                            ------------      ------------

    Net Increase........................       1,368,412         9,162,954
                                            ------------      ------------
Dividends to Shareholders from Net
 Investment Income:
Class A shares..........................         (83,739)         (255,861)
Class B shares..........................      (1,666,719)       (4,494,457)
Class C shares..........................         (72,800)         (139,612)
Class D shares..........................         (72,095)         (297,896)
                                            ------------      ------------

    Total Dividends.....................      (1,895,353)       (5,187,826)
                                            ------------      ------------

Net increase from transactions in shares
 of beneficial interest.................         959,887         9,164,923
                                            ------------      ------------

    Net Increase........................         432,946        13,140,051

Net Assets:
Beginning of period.....................     108,872,338        95,732,287
                                            ------------      ------------
End of Period (Including dividends in
 excess of net investment income of
 $53,969 and $0, respectively)..........    $109,305,284      $108,872,338
                                            ============      ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Intermediate Income Securities
NOTES TO FINANCIAL STATEMENTS / / FEBRUARY 28, 2002 (UNAUDITED)

1. Organization and Accounting Policies
Morgan Stanley Intermediate Income Securities (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is high current income consistent with safety of principal. The Fund was organized as a Massachusetts business trust on September 1, 1988 and commenced operations on May 3, 1989. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of

Morgan Stanley Intermediate Income Securities
NOTES TO FINANCIAL STATEMENTS / / FEBRUARY 28, 2002 (UNAUDITED) CONTINUED

broker-dealer market price quotations, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and
(5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements for cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital

Morgan Stanley Intermediate Income Securities
NOTES TO FINANCIAL STATEMENTS / / FEBRUARY 28, 2002 (UNAUDITED) CONTINUED

gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement , the Fund pays the Investment Manager a management fee, calculated daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.60% to the portion of daily net assets not exceeding $500 million; 0.50% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.40% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; and 0.30% to the portion of the daily net asset exceeding $1 billion.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.85% of the lesser of :
(a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge had been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 0.85% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $5,744,876 at February 28, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a

Morgan Stanley Intermediate Income Securities
NOTES TO FINANCIAL STATEMENTS / / FEBRUARY 28, 2002 (UNAUDITED) CONTINUED

gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended February 28, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.85%, respectively.

The Distributor has informed the Fund that for the six months ended February 28, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class A, Class B shares and Class C shares of $27,072, $72,962 and $3,102, respectively and received $14,861, in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the six months ended February 28, 2002, aggregated $240,569,727, and $227,825,792, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $223,667,405 and $207,524,765, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended February 28, 2002 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,283. At February 28, 2002, the Fund had an accrued pension liability of $56,894 which is included in accrued expenses in the Statement of Assets and Liabilities.

Morgan Stanley Intermediate Income Securities
NOTES TO FINANCIAL STATEMENTS / / FEBRUARY 28, 2002 (UNAUDITED) CONTINUED

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                      FOR THE SIX
                                      MONTHS ENDED
                                   FEBRUARY 28, 2002             FOR THE YEAR
                                ------------------------            ENDED
                                                               AUGUST 31, 2001
                                      (UNAUDITED)         --------------------------
                                  SHARES       AMOUNT       SHARES        AMOUNT
                                ----------  ------------  -----------  -------------
CLASS A SHARES
Sold..........................   1,482,082  $ 14,047,388    7,160,192  $  65,969,733
Reinvestment of dividends.....       7,591        71,480       21,414        196,326
Redeemed......................  (1,430,849)  (13,561,684)  (7,202,733)   (66,362,923)
                                ----------  ------------  -----------  -------------
Net increase (decrease) --
 Class A......................      58,824       557,184      (21,127)      (196,864)
                                ----------  ------------  -----------  -------------
CLASS B SHARES
Sold..........................   5,319,665    49,807,388   19,706,825    181,063,205
Reinvestment of dividends.....     115,936     1,081,823      287,444      2,636,410
Redeemed......................  (5,482,102)  (51,343,882) (18,816,932)  (172,689,568)
                                ----------  ------------  -----------  -------------
Net increase (decrease) --
 Class B......................     (46,501)     (454,671)   1,177,337     11,010,047
                                ----------  ------------  -----------  -------------
CLASS C SHARES
Sold..........................     236,291     2,210,128    1,084,741     10,064,504
Reinvestment of dividends.....       6,436        60,133       12,413        114,294
Redeemed......................    (216,111)   (2,019,890)    (839,079)    (7,765,717)
                                ----------  ------------  -----------  -------------
Net increase -- Class C.......      26,616       250,371      258,075      2,413,081
                                ----------  ------------  -----------  -------------
CLASS D SHARES
Sold..........................     662,845     6,236,661      222,801      2,043,016
Reinvestment of dividends.....       6,074        56,619       29,557        269,491
Redeemed......................    (606,074)   (5,686,277)    (690,813)    (6,373,848)
                                ----------  ------------  -----------  -------------
Net increase (decrease) --
 Class D......................      62,845       607,003     (438,455)    (4,061,341)
                                ----------  ------------  -----------  -------------
Net increase in Fund..........     101,784  $    959,887      975,830  $   9,164,923
                                ==========  ============  ===========  =============

6. Federal Income Tax Status
At August 31, 2001, the Fund had a net capital loss carryover of approximately $13,005,000, which may be used to offset future capital gains to the extent provided by regulations, which is available through August 31 of the following years:

           AMOUNT IN THOUSANDS
------------------------------------------
 2003   2004   2005   2006   2008    2009
------  ----  ------  ----  ------  ------
$6,103.. $313 $2,351  $200  $1,146  $2,892
======  ====  ======  ====  ======  ======

Morgan Stanley Intermediate Income Securities
NOTES TO FINANCIAL STATEMENTS / / FEBRUARY 28, 2002 (UNAUDITED) CONTINUED

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $3,077,000 during fiscal 2001.

As of August 31, 2001, the Fund had temporary book/tax differences primarily attributable to post-October losses.

7. Change in Accounting Policy
Effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on the net assets of the Fund, but resulted in a $167,939 decrease in the cost of securities and a corresponding decrease to undistributed net investment income based on securities held as of August 31, 2001.

The effect of this change for the six months ended February 28, 2002 was to increase net investment income by $113,827; increase unrealized depreciation by $9,263; and increase net realized losses by $104,564. The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change.

Morgan Stanley Intermediate Income Securities
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                              FOR THE SIX                         FOR THE YEAR ENDED AUGUST 31,
                             MONTHS ENDED         --------------------------------------------------------------
                           FEBRUARY 28, 2002         2001             2000             1999             1998
                           -----------------      -----------      -----------      -----------      -----------
                              (UNAUDITED)
Class A Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....       $ 9.35              $ 8.97           $ 9.30           $ 9.71           $ 9.59
                                ------              ------           ------           ------           ------
Income (loss) from
 investment operations:
  Net investment
   income................         0.19(4)             0.52             0.55             0.55             0.56
  Net realized and
   unrealized gain
   (loss)................         0.03(4)             0.38            (0.33)           (0.41)            0.13
                                ------              ------           ------           ------           ------
Total income (loss) from
 investment operations...         0.22                0.90             0.22             0.14             0.69
                                ------              ------           ------           ------           ------
Less dividends from net
 investment income.......        (0.19)              (0.52)           (0.55)           (0.55)           (0.57)
                                ------              ------           ------           ------           ------

Net asset value, end of
 period..................       $ 9.38              $ 9.35           $ 8.97           $ 9.30           $ 9.71
                                ======              ======           ======           ======           ======

Total Return+............         2.37%(1)           10.34%(1)         2.49%            1.39%            7.30%

Ratios to Average Net
 Assets:
Expenses.................         1.10%(2)(3)         1.21%(3)         1.10%(3)         1.08%(3)         1.10%(3)
Net investment income....         4.22%(2)(3)         5.71%(3)         6.02%(3)         5.67%(3)         5.80%(3)
Supplemental Data:
Net assets, end of
 period, in thousands....       $4,742              $4,177           $4,196           $3,557           $3,457
Portfolio turnover
 rate....................          226%(1)             358%             114%              99%              98%

                           FOR THE PERIOD
                           JULY 28, 1997*
                               THROUGH
                           AUGUST 31, 1997
                           ---------------

Class A Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....      $ 9.68
                               ------
Income (loss) from
 investment operations:
  Net investment
   income................        0.06
  Net realized and
   unrealized gain
   (loss)................       (0.10)
                               ------
Total income (loss) from
 investment operations...       (0.04)
                               ------
Less dividends from net
 investment income.......       (0.05)
                               ------
Net asset value, end of
 period..................      $ 9.59
                               ======
Total Return+............       (0.46)%(1)
Ratios to Average Net
 Assets:
Expenses.................        2.18 %(2)
Net investment income....        6.10 %(2)
Supplemental Data:
Net assets, end of
 period, in thousands....      $1,855
Portfolio turnover
 rate....................          98 %

---------------------

  *   THE DATE SHARES WERE FIRST ISSUED.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (4) EFFECTIVE SEPTEMBER 1, 2001, THE FUND HAS ADOPTED THE PROVISION OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES, AS REVISED, RELATED TO PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 WAS TO INCREASE NET INVESTMENT INCOME PER SHARE, DECREASE NET REALIZED AND UNREALIZED GAIN/LOSS PER SHARE BY $0.01 AND INCREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY 0.21%. THE FINANCIAL HIGHLIGHTS DATA PRESENTED IN THIS TABLE FOR PRIOR PERIODS HAS NOT BEEN RESTATED TO REFLECT THIS CHANGE.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Intermediate Income Securities
FINANCIAL HIGHLIGHTS CONTINUED

                              FOR THE SIX                                  FOR THE YEAR ENDED AUGUST 31
                             MONTHS ENDED         -------------------------------------------------------------------------------
                           FEBRUARY 28, 2002         2001             2000             1999             1998             1997*
                           -----------------      -----------      -----------      -----------      -----------      -----------
                              (UNAUDITED)
Class B Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....       $  9.35             $  8.98          $  9.31         $   9.70         $   9.59         $   9.39
                                -------             -------          -------         --------         --------         --------
Income (loss) from
 investment operations:
  Net investment
   income................          0.17(4)             0.47             0.49             0.49             0.51             0.53
  Net realized and
   unrealized gain
   (loss)................         (0.06)(4)            0.37            (0.33)           (0.39)            0.11             0.20
                                -------             -------          -------         --------         --------         --------
Total income from
 investment operations...          0.11                0.84             0.16             0.10             0.62             0.73
                                -------             -------          -------         --------         --------         --------
Less dividends from net
 investment income.......         (0.16)              (0.47)           (0.49)           (0.49)           (0.51)           (0.53)
                                -------             -------          -------         --------         --------         --------

Net asset value, end of
 period..................       $  9.30             $  9.35          $  8.98         $   9.31         $   9.70         $   9.59
                                =======             =======          =======         ========         ========         ========

Total Return+............          1.22%(1)            9.55%            1.80%            0.92%            6.53%            7.93%

Ratios to Average Net
 Assets:
Expenses.................          1.70%(2)(3)         1.84%(1)         1.77%(1)         1.75%(1)         1.71%(1)         1.65%
Net investment income....          3.62%(2)(3)         5.08%(1)         5.35%(1)         5.00%(1)         5.19%(1)         5.52%
Supplemental Data:
Net assets, end of
 period, in thousands....       $96,521             $97,452          $82,964         $120,843         $151,515         $162,959
Portfolio turnover
 rate....................           226%(1)             358%             114%              99%              98%              98%

---------------------

  * PRIOR TO JULY 28, 1997, THE FUND ISSUED ONE CLASS OF SHARES. ALL SHARES OF THE FUND HELD PRIOR TO THAT DATE, HAVE BEEN DESIGNATED AS
      CLASS B SHARES.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (4) EFFECTIVE SEPTEMBER 1, 2001, THE FUND HAS ADOPTED THE PROVISION OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES, AS REVISED, RELATED TO PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 WAS TO INCREASE NET INVESTMENT INCOME PER SHARE, DECREASE NET REALIZED AND UNREALIZED GAIN/LOSS PER SHARE BY $0.01 AND INCREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY 0.21%. THE FINANCIAL HIGHLIGHTS DATA PRESENTED IN THIS TABLE FOR PRIOR PERIODS HAS NOT BEEN RESTATED TO REFLECT THIS CHANGE.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Intermediate Income Securities
FINANCIAL HIGHLIGHTS CONTINUED

                              FOR THE SIX                         FOR THE YEAR ENDED AUGUST 31,
                             MONTHS ENDED         --------------------------------------------------------------
                           FEBRUARY 28, 2002         2001             2000             1999             1998
                           -----------------      -----------      -----------      -----------      -----------
                              (UNAUDITED)
Class C Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....       $ 9.36              $ 8.99           $ 9.32           $ 9.71           $ 9.61
                                ------              ------           ------           ------           ------
Income (loss) from
 investment operations:
  Net investment
   income................         0.17(4)             0.47             0.49             0.49             0.49
  Net realized and
   unrealized gain
   (loss)................        (0.05)(4)            0.37            (0.33)           (0.39)            0.11
                                ------              ------           ------           ------           ------
Total income (loss) from
 investment operations...         0.12                0.84             0.16             0.10             0.60
                                ------              ------           ------           ------           ------
Less dividends from net
 investment income.......        (0.16)              (0.47)           (0.49)           (0.49)           (0.50)
                                ------              ------           ------           ------           ------

Net asset value, end of
 period..................       $ 9.32              $ 9.36           $ 8.99           $ 9.32           $ 9.71
                                ======              ======           ======           ======           ======

Total Return+............         1.33%(1)            9.54%            1.80%            0.91%            6.39%

Ratios to Average Net
 Assets:
Expenses.................         1.70%(2)(3)         1.84%(3)         1.77%(3)         1.75%(3)         1.71%(3)
Net investment income....         3.62%(2)(3)         5.08%(3)         5.35%(3)         5.00%(3)         5.19%(3)
Supplemental Data:
Net assets, end of
 period, in thousands....       $4,455              $4,226           $1,738           $1,759             $457
Portfolio turnover
 rate....................          226%(1)             358%             114%              99%              98%

                           FOR THE PERIOD
                           JULY 28, 1997*
                               THROUGH
                           AUGUST 31, 1997
                           ---------------

Class C Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....      $ 9.68
                               ------
Income (loss) from
 investment operations:
  Net investment
   income................        0.04
  Net realized and
   unrealized gain
   (loss)................       (0.07)
                               ------
Total income (loss) from
 investment operations...       (0.03)
                               ------
Less dividends from net
 investment income.......       (0.04)
                               ------
Net asset value, end of
 period..................      $ 9.61
                               ======
Total Return+............       (0.31)%(1)
Ratios to Average Net
 Assets:
Expenses.................        2.02 %(2)
Net investment income....        4.22 %(2)
Supplemental Data:
Net assets, end of
 period, in thousands....         $38
Portfolio turnover
 rate....................          98 %

---------------------

  *   THE DATE SHARES WERE FIRST ISSUED.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (4) EFFECTIVE SEPTEMBER 1, 2001, THE FUND HAS ADOPTED THE PROVISION OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES, AS REVISED, RELATED TO PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 WAS TO INCREASE NET INVESTMENT INCOME PER SHARE, DECREASE NET REALIZED AND UNREALIZED GAIN/LOSS PER SHARE BY $0.01 AND INCREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY 0.21%. THE FINANCIAL HIGHLIGHTS DATA PRESENTED IN THIS TABLE FOR PRIOR PERIODS HAS NOT BEEN RESTATED TO REFLECT THIS CHANGE.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Intermediate Income Securities
FINANCIAL HIGHLIGHTS CONTINUED

                              FOR THE SIX                         FOR THE YEAR ENDED AUGUST 31,
                             MONTHS ENDED         --------------------------------------------------------------
                           FEBRUARY 28, 2002         2001             2000             1999             1998
                           -----------------      -----------      -----------      -----------      -----------
                              (UNAUDITED)
Class D Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....       $ 9.35              $ 8.98           $ 9.31           $ 9.70           $ 9.59
                                ------              ------           ------           ------           ------
Income (loss) from
 investment operations:
  Net investment
   income................         0.20(4)             0.55             0.57             0.57             0.59
  Net realized and
   unrealized gain
   (loss)................        (0.05)(4)            0.37            (0.33)           (0.39)            0.11
                                ------              ------           ------           ------           ------
Total income (loss) from
 investment operations...         0.15                0.92             0.24             0.18             0.70
                                ------              ------           ------           ------           ------
Less dividends from net
 investment income.......        (0.20)              (0.55)           (0.57)           (0.57)           (0.59)
                                ------              ------           ------           ------           ------

Net asset value, end of
 period..................       $ 9.30              $ 9.35           $ 8.98           $ 9.31           $ 9.70
                                ======              ======           ======           ======           ======

Total Return+............         1.63%(1)           10.48%            2.67%            1.79%            7.43%

Ratios to Average Net
 Assets:
Expenses.................         0.85%(2)(3)         0.99%(3)         0.92%(3)         0.90%(3)         0.86%(3)
Net investment income....         4.47%(2)(3)         5.93%(3)         6.20%(3)         5.85%(3)         6.04%(3)
Supplemental Data:
Net assets, end of
 period, in thousands....       $3,587              $3,018           $6,834           $7,493           $5,726
Portfolio turnover
 rate....................          226%(1)             358%             114%              99%              98%

                           FOR THE PERIOD
                           JULY 28, 1997*
                               THROUGH
                           AUGUST 31, 1997
                           ---------------

Class D Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....      $ 9.68
                               ------
Income (loss) from
 investment operations:
  Net investment
   income................        0.05
  Net realized and
   unrealized gain
   (loss)................       (0.09)
                               ------
Total income (loss) from
 investment operations...       (0.04)
                               ------
Less dividends from net
 investment income.......       (0.05)
                               ------
Net asset value, end of
 period..................      $ 9.59
                               ======
Total Return+............       (0.44)%(1)
Ratios to Average Net
 Assets:
Expenses.................        1.11 %(2)
Net investment income....        5.91 %(2)
Supplemental Data:
Net assets, end of
 period, in thousands....      $4,880
Portfolio turnover
 rate....................          98 %

---------------------

  *   THE DATE SHARES WERE FIRST ISSUED.
  + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (4) EFFECTIVE SEPTEMBER 1, 2001, THE FUND HAS ADOPTED THE PROVISION OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES, AS REVISED, RELATED TO PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 WAS TO INCREASE NET INVESTMENT INCOME PER SHARE, DECREASE NET REALIZED AND UNREALIZED GAIN/LOSS PER SHARE BY $0.01 AND INCREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY 0.21%. THE FINANCIAL HIGHLIGHTS DATA PRESENTED IN THIS TABLE FOR PRIOR PERIODS HAS NOT BEEN RESTATED TO REFLECT THIS CHANGE.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer
Mitchell M. Merin
President
Barry Fink
Vice President, Secretary and General Counsel
Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.                         38557RPT


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MORGAN STANLEY
INTERMEDIATE
INCOME SECURITIES





SEMIANNUAL REPORT
FEBRUARY 28, 2002>